RiverPark Strategic Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 46.2%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 2.1%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)		$11,129,000	$11,137,178

Arts, Entertainment, and Recreation - 4.2%
Life Time, Inc.
5.75%, 01/15/2026 (a)		6,584,000	6,581,297
8.00%, 04/15/2026 (a)		15,835,000	15,862,110
			22,443,407

Communications - 0.2%
Inteno Group AB, 10.38% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,075,558

Construction - 0.5%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		2,427,790	2,481,418

Consumer Discretionary - 0.8%
3T Global Holdco Ltd., 11.25%, 05/22/2028		2,125,000	2,135,625
Amwood AB, 9.19% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	26,250,000	2,413,033
			4,548,658

Consumer Staples - 0.6%
Greenfood AB, 9.73% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	32,500,000	2,959,526

Energy - 0.5%
Telford Finco, 11.00%, 11/06/2029		2,500,000	2,487,500

Finance and Insurance - 7.3%
Esmaeilzadeh Holding AB, 10.41% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025	SEK	37,500,000	3,330,102
General Motors Financial Co., Inc., 2.90%, 02/26/2025		3,430,000	3,417,927
Icahn Enterprises LP
6.25%, 05/15/2026		1,150,000	1,140,359
9.75%, 01/15/2029		6,166,000	6,209,876
10.00%, 11/15/2029 (a)		4,111,000	4,125,846
Mutares SE & Co. KGaA
11.23% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	1,847,000	1,894,802
9.12% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	1,300,000	1,269,846
Saks Global Enterprises LLC, 11.00%, 12/15/2029		3,184,000	3,070,314
Stockwik Forvaltning AB, 10.55% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	40,000,000	3,682,082
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		10,324,000	10,807,812
			38,948,966

Health Care and Social Assistance - 1.1%
HCA, Inc., 5.38%, 02/01/2025		6,138,000	6,139,477

Industrials - 2.9%
Bonheur ASA, 7.06% (Norway Interbank Offered Rate Fixing 3 Month + 2.35%), 10/09/2029 (a)	NOK	28,500,000	2,509,905
Mangrove Luxco III Sarl
8.18% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	7,875,000	8,256,232
8.18% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	2,695,000	2,825,466
SLR Group GmbH, 10.27% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	1,859,417
			15,451,020

Information - 5.3%
Azerion Group NV, 10.03% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	8,919,000	9,240,621
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89 PIK), 02/09/2026		3,570,942	2,142,565
15.00% (includes 15.00% PIK), 02/09/2027		2,137,594	320,639
15.00% (includes 15.00% PIK), 02/02/2028 (c)	SEK	2,567,988	0
Hawk Infinity Software AS, 11.20% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (a)	NOK	30,000,000	2,642,005
Impala BondCo PLC, 12.00% (3 Month STIBOR + 9.00%), 10/30/2027	SEK	9,844,936	596,186
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		6,825,000	6,827,783
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		7,038,000	6,478,256
			28,248,055

Management of Companies and Enterprises - 0.3%
Connect Finco SARL, 9.00%, 09/15/2029 (a)		1,747,000	1,593,359

Manufacturing - 13.2%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (a)		3,000,000	2,652,038
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		5,068,000	3,571,139
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		18,900,000	19,203,326
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		1,633,000	1,618,456
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		10,664,000	10,858,618
Intel Corp., 3.40%, 03/25/2025		2,455,000	2,446,782
Phinia, Inc., 6.75%, 04/15/2029 (a)		8,390,000	8,568,323
Secop Group Holding GmbH, 11.13% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,543,302
Sonoco Products Co., 1.80%, 02/01/2025		5,504,000	5,487,721
Tapestry, Inc., 4.25%, 04/01/2025		3,534,000	3,526,758
Trulieve Cannabis Corp., 8.00%, 10/06/2026		4,526,000	4,443,423
VF Corp., 2.40%, 04/23/2025		6,898,000	6,828,833
			70,748,719

Materials - 0.6%
Norske Skog ASA, 9.19% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	39,100,000	3,353,249

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Mime Petroleum AS, 9.75%, 09/17/2026		516,664	503,800
Tacora Resources, Inc., 13.00%, 12/31/2025 (a)(c)		2,381,851	476,370
			980,170

Professional, Scientific, and Technical Services - 1.2%
Floatel International Ltd., 9.75%, 04/10/2029		1,250,000	1,128,125
Getty Images, Inc., 9.75%, 03/01/2027 (a)		5,495,024	5,482,059
GemmaCert Ltd., 0.00%, 12/31/2025 (c)		500,965	0
			6,610,184

Real Estate and Rental and Leasing - 0.2%
Starwood Property Trust, Inc., 6.50%, 07/01/2030 (a)		1,342,000	1,344,576

Retail Trade - 0.5%
AutoZone, Inc., 5.10%, 07/15/2029		2,702,000	2,718,749

Technology - 1.9%
Platform Group AG, 8.88%, 07/11/2028	EUR	9,586,000	9,957,485

Transportation and Warehousing - 2.1%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		2,344,000	2,433,435
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)		662,000	674,415
XPO, Inc., 6.25%, 06/01/2028 (a)		8,057,000	8,121,392
			11,229,242

Utilities - 0.3%
Hawaii Electric Light Company, 3.28%, 12/30/2040 (c)		2,945,000	1,713,990

Wholesale Trade - 0.2%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)		1,025,000	1,011,246
TOTAL CORPORATE BONDS (Cost $255,459,509)			247,181,732

BANK LOANS - 23.9%		Par	Value
Communications - 6.1%
Cengage Learning, Inc. First Lien, 7.86% (1 mo. Term SOFR + 3.50%), 07/14/2026		5,659,560	5,695,951
Charter Communications Operating First Lien, 6.78% (1 mo. Term SOFR + 2.25%), 11/22/2031		2,000,000	1,998,050
Clear Channel International Tranche First Lien, 7.50%, 08/15/2027		11,092,000	10,953,350
Magnite, Inc., 8.11% (1 mo. Term SOFR + 3.75%), 02/06/2031		10,757,045	10,904,954
TripAdvisor, Inc. First Lien, 7.11% (1 mo. Term SOFR + 2.75%), 07/01/2031		3,000,000	3,024,000
			32,576,305

Consumer Discretionary - 1.4%
Crocs, Inc., 6.58% (3 mo. Term SOFR + 2.25%), 02/20/2029		4,136,396	4,163,303
Outerstuff LLC, 11.59% (3 mo. Term SOFR + 7.00%), 12/31/2027		3,700,000	3,608,666
			7,771,969

Energy - 0.9%
HighPeak Energy, Inc., 11.98% (3 mo. Term SOFR + 7.50%), 09/30/2026		4,739,700	4,820,678

Industrials - 0.9%
Trulite Glass & Aluminum Solutions LLC, 10.59% (1 mo. Term SOFR + 6.00%), 02/15/2030		4,883,188	4,877,084

Information - 0.6%
Audacy Capital LLC, 10.47% (1 mo. Term SOFR + 6.00%), 09/30/2029		873,633	800,248
Audacy Capital LLC Exit Loan, 11.47% (1 mo. Term SOFR + 7.00%), 09/30/2028		2,276,401	2,293,474
			3,093,722

Manufacturing - 3.3%
Champ Acquisition, 8.83% (3 mo. Term SOFR + 4.50%), 11/08/2031		10,000,000	10,100,000
Chobani LLC, 7.72% (1 mo. Term SOFR + 3.25%), 10/23/2027		4,578,537	4,620,316
Chobani LLC First Lien, 8.32% (1 mo. Term SOFR + 3.75%), 10/25/2027		2,792,895	2,819,079
Elevate Textiles, Inc., 13.24% (3 mo. Term SOFR + 8.65%), 09/30/2027		192,411	195,538
First Brands Group LLC First Lien, 9.85% (3 mo. Term SOFR + 5.00%), 03/30/2027		210,421	197,665
			17,932,598

Materials - 4.4%
M2S Group Intermediate Holdings, Inc. First Lien, 9.09% (1 mo. Term SOFR + 4.75%), 08/22/2031		11,244,000	10,878,626
TPC Group, Inc., 10.11% (3 mo. Term SOFR + 5.75%), 11/24/2031		12,815,000	12,798,981
			23,677,607

Professional, Scientific, and Technical Services - 1.7%
Getty Images, Inc. First Lien, 8.85% (3 mo. Term SOFR + 4.50%), 02/19/2026		2,008,475	2,005,964
Inotiv, Inc. First Lien, 11.32% (3 mo. Term SOFR + 6.75%), 09/22/2026		7,753,353	7,133,085
			9,139,049

Retail Trade - 1.2%
Mountaineer Merger Corp., 11.85% (3 mo. Term SOFR + 7.00%), 10/22/2028		5,448,244	4,438,956
The Container Store, Inc.
10.84% (1 mo. Term SOFR + 6.50%), 03/31/2025		2,392,251	1,590,847
0.00% (3 mo. Term SOFR + 4.75%), 01/31/2026		451,102	363,438
			6,393,241

Utilities - 1.9%
Solaris Energy Infrastructure, 10.36% (1 mo. Term SOFR + 6.00%), 09/11/2029		9,917,000	9,917,000

Wholesale Trade - 1.5%
TMC Buyer (Terra Millennium)
0.00%, 10/25/2030		416,667	421,875
9.57% (3 mo. Term SOFR + 5.00%), 10/27/2030		4,583,333	4,640,625
United Natural Foods, Inc. First Lien, 9.11% (1 mo. Term SOFR + 4.75%), 10/22/2025		2,706,400	2,755,792
			7,818,292
TOTAL BANK LOANS (Cost $127,780,230)			128,017,545

CONVERTIBLE BONDS - 6.3%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 0.8%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (a)		4,428,000	4,173,390

Finance and Insurance - 1.6%
Euronet Worldwide, Inc., 0.75%, 03/15/2049		6,699,000	6,655,456
Novedo Holding AB, 12.00% (includes 12.00% PIK), 09/18/2028	SEK	22,500,000	1,982,809
			8,638,265

Information - 3.3%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)		1,135,000	1,049,875
Go North Group AB, 0.00%, 12/31/2050 (c)(d)	SEK	18,653,577	0
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		4,163,000	3,538,550
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)		11,694,000	11,555,426
Porch Group, Inc., 6.75%, 10/01/2028 (a)		1,653,000	1,371,990
			17,515,841

Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 13.49% (SOFR + 9.00%), 12/15/2025 (a)		627,000	586,245

Transportation and Warehousing - 0.5%
Delivery Hero SE
1.50%, 01/15/2028	EUR	2,200,000	1,994,226
2.13%, 03/10/2029	EUR	1,100,000	970,092
			2,964,318
TOTAL CONVERTIBLE BONDS (Cost $34,081,555)			33,878,059

MORTGAGE-BACKED SECURITIES - 3.9%		Par	Value
Finance and Insurance - 3.9%
BX Trust
Series 2021-VOLT, Class B, 5.46% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		2,885,000	2,875,683
Series 2021-VOLT, Class C, 5.61% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		2,300,000	2,288,499
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.77% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		3,325,000	3,328,712
JP Morgan Chase Commercial Mortgage Securities
Series 2021-MHC, Class A, 5.56% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,874,077	3,874,284
Series 2021-MHC, Class B, 5.81% (1 mo. Term SOFR + 1.41%), 04/15/2038 (a)		970,000	970,128
Merit
Series 2021-STOR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 07/15/2038 (a)		1,915,000	1,913,838
Series 2022-MHIL, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 01/15/2027 (a)		5,428,661	5,417,575
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,513,590)			20,668,719

U.S. TREASURY SECURITIES - 3.8%		Par	Value
United States Treasury Note, 3.50%, 09/30/2026		2,695,000	2,661,312
United States Treasury Note/Bond, 4.38%, 07/31/2026		17,809,000	17,840,305
TOTAL U.S. TREASURY SECURITIES (Cost $20,581,139)			20,501,617

COMMON STOCKS - 1.9%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.0%(e)
Bitcoin Depot, Inc. (f)		95,495	154,702

Information - 0.1%
Audacy Capital Class A (c)(f)		7,239	130,302
Audacy Capital Class B (c)(f)		2,481	44,658
Warner Bros Discovery, Inc. (f)(g)		38,800	410,116
			585,076

Manufacturing - 1.8%
FLEX LNG Ltd.		122,875	2,818,752
Forum Energy Technologies, Inc. (f)		143,324	2,220,089
Prosomnus Equity (c)(f)		1,385,560	1,669,046
RA PARENT INC (c)(f)		43	2,847,240
			9,555,127

Professional, Scientific, and Technical Services - 0.0%(e)
GemmaCert Ltd. (c)(f)		21,135	0
UpHealth, Inc. (f)		133,414	0
			0
TOTAL COMMON STOCKS (Cost $10,585,345)			10,294,905

ASSET-BACKED SECURITIES - 1.5%		Par	Value
Transportation and Warehousing - 1.5%
Hawaiian Airlines Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		7,873,725	7,744,029
TOTAL ASSET-BACKED SECURITIES (Cost $7,531,547)			7,744,029

PREFERRED STOCKS - 1.3%		Shares	Value
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027		40,765	1,025,647

Professional, Scientific, and Technical Services - 0.0%(e)
Argo Blockchain PLC, Series A, 8.75%, 11/30/2026		8,481	57,841

Wholesale Trade - 1.1%
NGL Energy Partners LP, Series B, 11.79% (3 mo. Term SOFR + 7.47%), Perpetual		243,284	5,838,816
TOTAL PREFERRED STOCKS (Cost $5,230,955)			6,922,304

REAL ESTATE INVESTMENT TRUSTS - 0.6%		Shares	Value
Real Estate and Rental and Leasing - 0.6%
CTO Realty Growth, Inc.		122,111	2,821,985
Global Self Storage, Inc.		100,603	536,214
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,942,144)			3,358,199

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.4%		Shares	Value
AA Mission Acquisition Corp. (f)		100,000	1,014,000
DT Cloud Star Acquisition Corp. (f)		125,000	1,283,125
Plum Acquisition Corp. III (f)		8,594	1,434
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $2,250,000)			2,298,559

WARRANTS - 0.1%		Contracts	Value
Information - 0.1%
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (f)		19,401	349,218
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (f)		21,228	340
Total Information			349,558

Manufacturing - 0.0%(e)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.01 (c)(f)		258,269	0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.00 (c)(f)		286,965	0
Total Manufacturing			0
TOTAL WARRANTS (Cost $688,763)			349,558

SHORT-TERM INVESTMENTS - 11.0%			Value
Commercial Paper - 2.0%		Par
Health Care and Social Assistance — 2.0%
Dentsply Sirona, Inc., 5.07%, 01/10/2025 (a)(h)		10,700,000	10,685,367

Money Market Funds - 6.4%		Shares
First American Government Obligations Fund - Class X, 4.41% (i)		10,550,582	10,550,582
First American Treasury Obligations Fund - Class X, 4.40% (i)		23,542,674	23,542,674
			34,093,256

U.S. Treasury Bills - 2.6%		Par
4.55%, 01/02/2025 (h)		14,000,000	14,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $58,778,078)			58,778,623

TOTAL INVESTMENTS - 100.9% (Cost $546,422,855)			539,993,849
Liabilities in Excess of Other Assets - (0.9)%			(5,060,999)
TOTAL NET ASSETS - 100.0%			$534,932,850
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

ASA - Advanced Subscription Agreement
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $165,277,882 or 30.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,420,156 or 2.0% of net assets as of December 31, 2024.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(h)	The rate shown is the annualized effective yield as of December 31, 2024.
(i)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

RiverPark Strategic Income Fund
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
iShares 1-3 Year Treasury Bond ETF, Expiration: 01/17/2025; Exercise Price: $83.00	$(2,623,360)	(320)	$(800)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 01/17/2025; Exercise Price: $79.00	(1,281,995)	(163)	(3,586)
Ishares Trust-Ishares Iiboxx $ High Yield Corporate Bond ETF, Expiration: 02/21/2025; Exercise Price: $80.00	(5,190,900)	(660)	(6,600)
Warner Bros Discovery, Inc., Expiration: 01/17/2025; Exercise Price: $11.00	(196,602)	(186)	(4,464)
Total Call Options			(15,450)

Put Options - (0.1)%
iShares 1-3 Year Treasury Bond ETF, Expiration: 01/17/2025; Exercise Price: $82.00	(844,394)	(103)	(927)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 01/17/2025; Exercise Price: $77.00	(2,516,800)	(320)	(2,880)
Western Digital Corp., Expiration: 04/17/2025; Exercise Price: $70.00	(1,788,900)	(300)	(353,100)
Total Put Options			(356,907)
TOTAL WRITTEN OPTIONS (Premiums received $278,333)			$(372,357)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

CORPORATE BONDS - (1.1)%	Par	Value
Information - (0.4)%
CCO Holdings LLC, 4.75%, 03/01/2030 (a)	$(2,167,000)	$(1,981,334)

Retail Trade - (0.7)%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	(4,652,000)	(3,742,315)
TOTAL CORPORATE BONDS (Proceeds $5,739,867)		(5,723,649)

TOTAL SECURITIES SOLD SHORT - (1.1)% (Proceeds $5,739,867)		$(5,723,649)

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,981,334 or 0.04% of the Fund’s net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	42,545,467	EUR	40,460,000	$609,248
U.S. Bancorp Investments, Inc.	01/15/2025	USD	8,833,919	NOK	98,530,000	178,629
U.S. Bancorp Investments, Inc.	01/15/2025	USD	15,347,683	SEK	167,985,000	152,270
Net Unrealized Appreciation (Depreciation)						$940,147

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPArk Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2024:

RiverPark Strategic Income Fund	Level 1	Level 2	Level 3		Total
Assets(1):
Corporate Bonds	$-	$244,991,372	$2,190,360		$247,181,732
Bank Loans	-	128,017,545	0	(3)	128,017,545
Convertible Bonds	-	30,339,509	3,538,550		33,878,059
Mortgage-Backed Securities	-	20,668,719	-		20,668,719
U.S. Treasury Securities		20,501,617			20,501,617
Common Stocks	5,603,659	0 (3)	4,691,246		10,294,905
Asset-Backed Securities	-	7,744,029	-		7,744,029
Preferred Stocks	6,922,304	-	-		6,922,304
Real Estate Investment Trusts	3,358,199	-	-		3,358,199
Special Purpose Acquisition Companies	-	2,298,559	-		2,298,559
Warrants	340	349,218	0	(3)	349,558
Commercial Paper	-	10,685,367	-		10,685,367
Money Market Funds	34,093,256	-	-		34,093,256
U.S. Treasury Bills	-	14,000,000	-		14,000,000
Total Assets	$49,977,758	$479,595,935	$10,420,156		$539,993,849

Liabilities:
Corporate Bonds	$-	$(5,723,649)	$-		$(5,723,649)
Written Options	(371,557)	(800)	-		(372,357)
Total Liabilities	$(371,557)	$(5,724,449)	$-		$(6,096,006)

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$940,147	$-		$940,147
Total Other Financial Instruments	$-	$940,147	$-		$940,147

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) Amount is less than $0.50.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund
	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$4,516,285	$3,538,550	$2,243,370	$0	$0
Purchases	174,961	-	-	-	-
Sales	-	-	-	-	-
Realized gains	-	-	-	-	-
Realized losses	-	-	-	(50)	-
Accretion of discout/(amortization of premium)	-	-	7,586	-	-
Change in unrealized appreciation (depreciation)	-	-	(60,596)	50	-
Transfer in/(out) of Level 3	-	-	-	-	-
Ending Balance - December 31, 2024	$4,691,246	$3,538,550	$2,190,360	$-	$0

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

RiverPark Strategic Income Fund
Description	Fair Value December 31, 2024	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Common Stocks	$4,691,246	Market Approach	Broker quote	$66,000	$66,000	Increase
			Recoverable value	$0	$0	Increase
			Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
			Broker quote	$18	$18	Increase
Convertible Bonds	$3,538,550	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
			Transaction price	N/A	N/A	Increase
Corporate Bonds	$2,190,360	Market Approach	Transaction price	N/A	N/A	Increase
			Discount	$0-20	$20	Increase
Warrants	$0	Market Approach	Recoverable value	$0	0	Increase